Inventories	12 Months Ended
Jun. 30, 2025
Inventories
Inventories

15.          Inventories

Breakdown of Group’s inventories as of June 30, 2025 and 2024 are as follows:

	06.30.2025	06.30.2024
Crops	98,659	72,875
Materials and supplies	76,884	86,885
Sugarcane	1,282	1,410
Agricultural inventories	176,825	161,170
Supplies for hotels	584	948
Total inventories	177,409	162,118

As of June 30, 2025 and 2024 the cost of inventories recognized as expense amounted to ARS 280,950 and ARS 344,532, respectively and have been included in “Costs” in the Consolidated Statement of Income and Other Comprehensive Income.